SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Accounts receivable	$ (252)	$ (142)	$ 208
Inventory	1	(86)	(67)
Prepayments and other	19	(204)	(12)
Accounts payable and other	(115)	102	(692)
Changes in non-cash working capital, net	$ (347)	$ (330)	$ (563)